Goodwill	12 Months Ended
Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
12.	Goodwill

Goodwill balances as of August 31, 2020 and 2021 were as follows:

RMB
Balance as of August 31, 2019	815,052
Goodwill acquired (Note 4)	702,596
Disposal of subsidiaries	(36,247)

Balance as of August 31, 2020	1,481,401
Goodwill acquired (Note 4)	-
Disposal of subsidiaries	(404,841)
Impairment charges	(1,076,560)

Balance as of August 31, 2021	-
Balance as of August 31, 2021, in US$	-

No impairment charges were recorded during the years ended August 31, 2020. For the year ended August 31, 2021, the Company assessed all goodwill for the impairment consideration. The Company’s goodwill as of August 31, 2020 and 2021 relates to its acquisition of certain schools and companies in the same industry. which have been impacted materially by the policy directives of the Opinion. As a result, the Company recognized impairment loss with amount of RMB1,076,560 (US$166,640) on the goodwill.